UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-788-6036

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asian Growth and Income Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value

COMMON EQUITIES: 64.0%

CHINA/HONG KONG: 21.8%
CLP Holdings, Ltd.	8,062,700	$54,667,053
Hang Lung Properties, Ltd.	12,688,920	46,456,684
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	12,700,000	41,895,951
VTech Holdings, Ltd.	4,410,300	37,935,333
Television Broadcasts, Ltd.	8,372,000	35,987,029
Hang Seng Bank, Ltd.	2,438,800	35,013,091
Bank of Communications Co., Ltd. H Shares	26,020,000	31,546,998
Vitasoy International Holdings, Ltd.	49,797,000	29,983,036
ASM Pacific Technology, Ltd.	4,199,800	29,681,002
Hang Lung Group, Ltd.	4,683,000	23,343,545
Lenovo Group, Ltd.	49,894,000	22,145,990
HongKong Electric Holdings, Ltd.	3,777,500	20,698,397
Hong Kong & China Gas Co., Ltd.	7,721,490	19,460,371
I-CABLE Communications, Ltd.(b)†	128,079,000	16,030,429
Café de Coral Holdings, Ltd.	7,137,100	15,618,629
Inspur International, Ltd.	77,600,000	10,182,867
Next Media, Ltd.(b)	61,530,000	7,843,738
China Green Holdings, Ltd.	8,568,000	7,258,114
PCCW, Ltd.	22,674,000	5,888,561
Total China/Hong Kong		491,636,818

SINGAPORE: 10.5%
Keppel Corp., Ltd.	7,738,000	44,213,580
Ascendas REIT	32,130,000	43,850,693
Singapore Technologies Engineering, Ltd.	19,494,000	37,936,848
Fraser and Neave, Ltd.	9,956,100	27,902,355
Parkway Holdings, Ltd.	13,793,093	20,149,715
Singapore Post, Ltd.	28,847,000	18,906,319
Cerebos Pacific, Ltd.	7,740,000	18,144,546
Hong Leong Finance, Ltd.	9,106,000	17,416,982
Parkway Life REIT	10,233,110	8,407,023
Total Singapore		236,928,061

JAPAN: 9.4%
Nippon Building Fund, Inc., REIT	4,803	42,757,347
Japan Real Estate Investment Corp., REIT	4,797	39,159,142
Hisamitsu Pharmaceutical Co., Inc.	847,400	34,348,038
Hamamatsu Photonics, K.K.	1,423,100	33,992,917
Trend Micro, Inc.	881,500	32,706,746
Nintendo Co., Ltd.	110,000	28,051,143
Total Japan		211,015,333

TAIWAN: 7.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	28,069,187	55,548,937
Cathay Financial Holding Co., Ltd.(b)	20,412,240	33,739,828
Chunghwa Telecom Co., Ltd. ADR	1,534,848	27,688,658
Cyberlink Corp.	5,264,914	21,486,607
President Chain Store Corp.	5,978,768	14,614,289
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	617,278	6,765,367
Total Taiwan		159,843,686

SOUTH KOREA: 5.5%
Hana Financial Group, Inc.	1,016,639	34,867,341
GS Home Shopping, Inc.†	368,299	22,274,562
SK Telecom Co., Ltd. ADR	1,266,733	22,104,491
S1 Korea Corp.	493,710	21,665,285
SK Telecom Co., Ltd.	97,716	15,170,394
Daehan City Gas Co., Ltd.	317,380	7,822,701
Total South Korea		123,904,774

THAILAND: 2.8%
Advanced Info Service Public Co., Ltd.	11,658,000		32,828,607
BEC World Public Co., Ltd.	37,652,500		25,421,531
Thai Reinsurance Public Co., Ltd. NVDR	25,672,800		3,911,710
Total Thailand			62,161,848

UNITED KINGDOM: 2.7%
HSBC Holdings PLC ADR	1,046,733		60,030,138
Total United Kingdom			60,030,138

INDONESIA: 1.5%
PT Telekomunikasi Indonesia ADR	938,200		33,493,740
Total Indonesia			33,493,740

AUSTRALIA: 1.4%
AXA Asia Pacific Holdings, Ltd.	8,447,372		32,423,679
Total Australia			32,423,679

PHILIPPINES: 1.3%
Globe Telecom, Inc.	1,368,540		28,232,554
Total Philippines			28,232,554

TOTAL COMMON EQUITIES (Cost $1,240,411,975)			1,439,670,631

PREFERRED EQUITIES: 3.1%

SOUTH KOREA: 3.1%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	337,623		29,026,588
Hyundai Motor Co., Ltd., Pfd.	566,280		18,945,036
LG Household & Health Care, Ltd., Pfd.	200,290		11,639,281
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760		10,577,477
Total South Korea			70,188,382

TOTAL PREFERRED EQUITIES (Cost $35,264,335)			70,188,382

WARRANTS: 0.2%

INDIA: 0.2%
Housing Development Finance Corp., expires 08/23/12	375,180		3,464,400
Total India			3,464,400

TOTAL WARRANTS (Cost $3,312,446)			3,464,400

	Face Amount

INTERNATIONAL BONDS: 28.7%

CHINA/HONG KONG: 9.9%
Hongkong Land CB 2005, Ltd., Cnv.
2.750%, 12/21/12	$50,700,000		63,565,125
China Petroleum & Chemical Corp. (Sinopec), Cnv.
0.000%, 04/24/14	327,580,000	(c)	46,283,585
Yue Yuen Industrial Holdings, Ltd., Cnv.
0.000%, 11/17/11	246,300,000	(c)	35,117,386
China High Speed Transmission Equipment Group Co., Ltd., Cnv.
0.000%, 05/14/11	192,000,000	(c)	31,079,794
Power Regal Group, Ltd., Cnv.
2.250%, 06/02/14	129,380,000	(c)	20,441,908
PB Issuer, Ltd., Cnv.
3.300%, 02/01/13	19,750,000		18,960,000
China Green Holdings, Ltd., Cnv.
0.000%, 10/29/10	65,000,000	(c)	8,236,526
Total China/Hong Kong			223,684,324

INDIA: 8.3%
Reliance Communications, Ltd., Cnv.
0.000%, 05/10/11	35,915,000		41,616,506
Tata Motors, Ltd., Cnv.
1.000%, 04/27/11	25,149,000		28,544,115
Financial Technologies India, Ltd., Cnv.
0.000%, 12/21/11	19,314,000		22,742,235
Rolta India, Ltd., Cnv.
0.000%, 06/29/12	24,116,000		24,357,160
Sintex Industries, Ltd., Cnv.
0.000%, 03/13/13	27,400,000		23,290,000

Housing Development Finance Corp.
0.000%, 08/24/12	1,300,000,000	(c)	27,259,329
Housing Development Finance Corp., Cnv.
0.000%, 09/27/10	6,400,000		11,589,248
Educomp Solutions, Ltd., Cnv.
0.000%, 07/26/12	5,915,000		8,066,581
Total India			187,465,174

MALAYSIA: 5.7%
Rafflesia Capital, Ltd., Cnv.
1.250%(d), 10/04/11	44,200,000		52,487,500
Cherating Capital, Ltd., Cnv.
2.000%(d), 07/05/12	38,000,000		41,895,000
Paka Capital, Ltd., Cnv.
0.000%, 03/12/13	21,300,000		21,246,750
YTL Power Finance Cayman, Ltd., Cnv.
0.000%, 05/09/10	11,000,000		13,365,000
Total Malaysia			128,994,250

SINGAPORE: 2.3%
Wilmar International, Ltd., Cnv.
0.000%, 12/18/12	27,100,000		35,223,225
Olam International, Ltd., Cnv.
1.2821%, 07/03/13	6,630,000		11,154,975
ST Treasury Services, Ltd., Cnv.
1.560%, 10/23/10	6,250,000	(c)	4,641,856
Total Singapore			51,020,056

VIETNAM: 0.9%
Socialist Republic of Vietnam
6.875%, 01/15/16	18,511,000		19,482,828
Total Vietnam			19,482,828

INDONESIA: 0.8%
Republic of Indonesia
10.375%, 05/04/14	14,700,000		18,007,500
Total Indonesia			18,007,500

SOUTH KOREA: 0.8%
POSCO
8.750%, 03/26/14	14,500,000		16,866,835
Total South Korea			16,866,835

TOTAL INTERNATIONAL BONDS (Cost $605,518,070)			645,520,967

TOTAL INVESTMENTS: 96.0% (Cost $1,884,506,826(e))			2,158,844,380

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.0%			91,169,731

NET ASSETS: 100.0%			$2,250,014,111

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Face amount reflects principal in local currency.
(d)	Variable rate security. The rate reflects the rate in effect at September 30, 2009.
(e)	Cost of investments is $1,884,506,826 and net unrealized appreciation consists of:

Gross unrealized appreciation	$336,422,821
Gross unrealized depreciation	(62,085,267)
Net unrealized appreciation	$274,337,554

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
Cnv.	Convertible
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Pacific Equity Income Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value

COMMON EQUITIES: 93.8%

CHINA/HONG KONG: 19.4%
CLP Holdings, Ltd.	789,500	$5,353,001
VTech Holdings, Ltd.	557,000	4,791,053
Minth Group, Ltd.	4,933,000	4,421,155
Television Broadcasts, Ltd.	1,022,000	4,393,065
ASM Pacific Technology, Ltd.	560,100	3,958,362
Café de Coral Holdings, Ltd.	1,686,000	3,689,595
China Resources Enterprise, Ltd.	1,218,000	3,530,713
Xinao Gas Holdings, Ltd.	1,582,000	3,138,788
Yantai Changyu Pioneer Wine Co., B Shares	469,896	3,004,793
Sa Sa International Holdings, Ltd.	6,080,000	2,642,669
Shenzhen Chiwan Wharf Holdings, Ltd. B Shares	1,244,344	1,820,245
Hang Lung Properties, Ltd.	458,000	1,676,830
Total China/Hong Kong		42,420,269

JAPAN: 16.7%
Lawson, Inc.	107,200	4,976,457
Shiseido Co., Ltd.	265,000	4,614,421
Monex Group, Inc.	12,694	4,571,256
Nintendo Co., Ltd.	14,600	3,723,152
Sysmex Corp.	85,000	3,666,047
Fanuc, Ltd.	40,100	3,581,370
Shinko Plantech Co., Ltd.	320,000	3,125,548
United Urban Investment Corp., REIT	470	2,741,337
MID REIT, Inc.	1,124	2,516,519
Benesse Corp.	45,800	2,241,752
ORIX Corp.	14,000	850,322
Total Japan		36,608,181

TAIWAN: 11.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,046,469	6,028,964
Cyberlink Corp.	1,143,855	4,668,181
Chunghwa Telecom Co., Ltd. ADR	224,196	4,044,496
Taiwan Secom Co., Ltd.	2,126,000	3,366,012
Chunghwa Telecom Co., Ltd.	1,544,076	2,785,998
St. Shine Optical Co., Ltd.	500,000	2,547,025
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,590	554,466
Total Taiwan		23,995,142

THAILAND: 9.0%
Thai Beverage Public Co., Ltd.	26,713,000	4,731,841
Land & Houses Public Co., Ltd. NVDR	23,358,200	4,661,303
Major Cineplex Group Public Co., Ltd.	15,600,900	3,914,177
Siam Makro Public Co., Ltd.	1,580,000	3,493,754
Thai Tap Water Supply Public Co., Ltd.	22,646,200	2,787,854
Total Thailand		19,588,929

SOUTH KOREA: 8.5%
KT&G Corp.	94,500	5,725,171
SK Telecom Co., Ltd.	29,816	4,628,929
Cheil Worldwide, Inc.	17,658	4,352,686
SK Telecom Co., Ltd. ADR	226,300	3,948,935
Total South Korea		18,655,721

AUSTRALIA: 6.1%
Billabong International, Ltd.	451,631	4,770,432
Coca-Cola Amatil, Ltd.	499,730	4,322,917
AXA Asia Pacific Holdings, Ltd.	1,097,112	4,211,062
Total Australia		13,304,411

MALAYSIA: 5.6%
Top Glove Corp. BHD	2,445,700	5,012,006
Astro All Asia Networks PLC	3,170,000	3,201,102
Media Prima BHD	4,931,200	2,288,714
Public Bank BHD	599,600	1,764,566
Total Malaysia		12,266,388

SINGAPORE: 5.5%
Venture Corp., Ltd.	767,000	4,877,629
CapitaRetail China Trust, REIT	3,329,000	2,871,620
Parkway Life REIT	3,395,868	2,789,879
CapitaLand, Ltd.	555,000	1,455,256
Total Singapore		11,994,384

INDONESIA: 5.1%
PT Ramayana Lestari Sentosa	63,973,000	4,285,446
PT Telekomunikasi Indonesia	3,866,000	3,460,571
PT Telekomunikasi Indonesia ADR	92,900	3,316,530
Total Indonesia		11,062,547

PHILIPPINES: 3.3%
Globe Telecom, Inc.	348,560	7,190,684
Total Philippines		7,190,684

UNITED KINGDOM: 3.1%
HSBC Holdings PLC ADR	68,691	3,939,429
HSBC Holdings PLC	256,133	2,932,573
Total United Kingdom		6,872,002

INDIA: 0.5%
Shriram Transport Finance Co., Ltd.	150,000	1,181,694
Total India		1,181,694

TOTAL COMMON EQUITIES (Cost $162,785,491)		205,140,352

	Face Amount

INTERNATIONAL BONDS: 3.7%

SINGAPORE: 2.1%
CapitaLand, Ltd., Cnv.
3.125%, 03/05/18	3,500,000	(b)	2,372,839
CapitaCommerical Trust, Cnv.
2.000%, 05/06/13	3,000,000	(b)	2,176,126
Total Singapore			4,548,965

JAPAN: 1.6%
ORIX Corp., Cnv.
1.000%, 03/31/14	310,000,000	(b)	3,505,437
Total Japan			3,505,437

TOTAL INTERNATIONAL BONDS (Cost $6,946,207)			8,054,402

TOTAL INVESTMENTS: 97.5% (Cost $169,731,698(c))			213,194,754

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.5%			5,519,046

NET ASSETS: 100.0%			$218,713,800

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Face amount reflects principal in local currency.
(c)	Cost of investments is $169,731,698 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$46,262,491
	Gross unrealized depreciation	(2,799,435)
	Net unrealized appreciation	$43,463,056

ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Pacific Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value

COMMON EQUITIES: 97.4%

JAPAN: 31.9%
Sysmex Corp.	134,700	$5,809,606
The Japan Steel Works, Ltd.	473,000	5,419,106
Benesse Corp.	100,900	4,938,706
Softbank Corp.	224,100	4,911,967
Pigeon Corp.	121,500	4,824,576
ORIX Corp.	76,490	4,645,797
MID REIT, Inc.	1,832	4,101,658
Unicharm Petcare Corp.	100,400	3,739,113
Monex Group, Inc.	9,218	3,319,508
Keyence Corp.	14,930	3,180,872
Komatsu, Ltd.	160,200	2,989,553
Toshiba Machine Co., Ltd.	809,000	2,972,246
Fanuc, Ltd.	33,100	2,956,194
Mori Trust Sogo REIT, Inc.	364	2,934,324
Nintendo Co., Ltd.	11,500	2,932,619
FamilyMart Co., Ltd.	88,100	2,832,777
Asahi Breweries, Ltd.	115,000	2,100,223
GCA Savvian Group Corp.	1,603	2,009,224
Total Japan		66,618,069

CHINA/HONG KONG: 25.6%
Ctrip.com International, Ltd. ADR(b)	119,200	7,007,768
Tingyi (Cayman Islands) Holding Corp.	2,370,000	4,884,957
China Life Insurance Co., Ltd. H Shares	1,049,000	4,576,417
China Vanke Co., Ltd. B Shares	3,319,787	4,162,953
Hong Kong Exchanges and Clearing, Ltd.	228,900	4,129,696
China South Locomotive and Rolling Stock Corp., H Shares	7,006,900	4,062,200
Shangri-La Asia, Ltd.	2,096,000	3,941,801
Hang Lung Group, Ltd.	782,000	3,898,068
China Merchants Bank Co., Ltd. H Shares	1,594,450	3,538,980
Dairy Farm International Holdings, Ltd.	477,354	2,849,888
Dongfeng Motor Group Co., Ltd. H Shares	2,460,000	2,602,065
Kingdee International Software Group Co., Ltd.	14,118,000	2,379,525
Peak Sport Products Co., Ltd.(b)	3,898,000	1,785,524
Shanda Games, Ltd. ADR(b)	116,700	1,365,390
New Oriental Education & Technology Group, Inc. ADR(b)	14,100	1,134,345
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	320,000	1,055,646
Total China/Hong Kong		53,375,223

AUSTRALIA: 7.2%
CSL Australia, Ltd.	231,715	6,828,412
Oil Search, Ltd.	899,999	5,105,797
AXA Asia Pacific Holdings, Ltd.	790,669	3,034,837
Total Australia		14,969,046

INDIA: 7.0%
HDFC Bank, Ltd.	126,958	4,338,439
Jain Irrigation Systems, Ltd.	231,623	3,785,950
Bharti Airtel, Ltd.	346,484	3,005,676
Sun Pharmaceutical Industries, Ltd.	83,845	2,448,960
HDFC Bank, Ltd. ADR	9,000	1,065,330
Total India		14,644,355

INDONESIA: 6.9%
PT Astra International	1,667,500	5,719,284
PT Bank Rakyat Indonesia	6,401,500	4,936,382
PT Telekomunikasi Indonesia	4,104,500	3,674,059
Total Indonesia		14,329,725

TAIWAN: 5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,301,585	4,554,838
Richtek Technology Corp.	343,350	2,949,106
St. Shine Optical Co., Ltd.	533,000	2,715,128
Polaris Securities Co., Ltd.(b)	1,440,000	844,809
Total Taiwan		11,063,881

SOUTH KOREA: 5.3%
Kiwoom Securities Co., Ltd.	79,094	2,998,048
NHN Corp.(b)	18,752	2,751,649
POSCO	6,627	2,743,908
LG Electronics, Inc.	23,758	2,522,583
Total South Korea		11,016,188

SINGAPORE: 2.9%
CapitaCommerical Trust, REIT	5,456,000	4,001,621
Keppel Land, Ltd.	1,074,000	2,074,577
Total Singapore		6,076,198

THAILAND: 2.9%
Siam Commercial Bank Public Co., Ltd.	1,264,400	3,202,829
Major Cineplex Group Public Co., Ltd.	11,284,900	2,831,317
Total Thailand		6,034,146

MALAYSIA: 1.2%
Parkson Holdings BHD	1,728,200	2,543,062
Total Malaysia		2,543,062

PHILIPPINES: 0.8%
Metro Pacific Investments Corp.(b)	23,013,000	1,596,660
Total Philippines		1,596,660

NEW ZEALAND: 0.4%
Fisher & Paykel Appliances Holdings, Ltd. H Shares	1,826,916	907,894
Total New Zealand		907,894

TOTAL COMMON EQUITIES (Cost $157,625,020)		203,174,447

PREFERRED EQUITIES: 1.5%

SOUTH KOREA: 1.5%
Hyundai Motor Co., Ltd., Pfd.	96,520	3,229,100
Total South Korea		3,229,100

TOTAL PREFERRED EQUITIES (Cost $1,069,680)		3,229,100

TOTAL INVESTMENTS: 98.9% (Cost $158,694,700(c))		206,403,547

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		2,256,384

NET ASSETS: 100.0%		$208,659,931

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $158,694,700 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$56,327,154
	Gross unrealized depreciation	(8,618,307)
	Net unrealized appreciation	$47,708,847

ADR	American Depositary Receipt
BHD	Berhad
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value

COMMON EQUITIES: 98.1%

CHINA/HONG KONG: 33.8%
Hang Lung Group, Ltd.	17,124,000	$85,358,714
Swire Pacific, Ltd. A Shares	6,376,500	74,821,599
Tencent Holdings, Ltd.	4,314,800	70,028,488
Dongfeng Motor Group Co., Ltd. H Shares	62,226,000	65,819,548
Ping An Insurance (Group) Co. of China, Ltd. H Shares	7,866,000	62,119,448
Ctrip.com International, Ltd. ADR(b)	1,033,975	60,787,390
Tingyi (Cayman Islands) Holding Corp.	27,096,000	55,849,286
China Vanke Co., Ltd. B Shares	41,875,296	52,510,866
Shangri-La Asia, Ltd.	25,826,000	48,569,152
China Merchants Bank Co., Ltd. H Shares	21,632,350	48,014,327
NetEase.com, Inc. ADR(b)	1,011,500	46,205,320
Lenovo Group, Ltd.	99,568,000	44,194,331
NWS Holdings, Ltd.	22,538,636	43,482,201
New Oriental Education & Technology Group, Inc. ADR(b)	539,400	43,394,730
China Resources Land, Ltd.	19,658,000	42,882,745
Mindray Medical International, Ltd. ADR	1,294,297	42,245,854
Dairy Farm International Holdings, Ltd.	6,714,846	40,088,826
China Resources Enterprise, Ltd.	13,700,000	39,713,270
China Mobile, Ltd. ADR	612,650	30,087,242
Hong Kong Exchanges and Clearing, Ltd.	1,599,500	28,857,358
Shenzhen Chiwan Wharf Holdings, Ltd. B Shares	10,165,221	14,869,841
Inspur International, Ltd.	104,745,000	13,744,902
Sinopharm Group Co., Ltd. H Shares(b)	1,256,400	3,183,940
Total China/Hong Kong		1,056,829,378

INDIA: 19.5%
HDFC Bank, Ltd.	1,937,184	66,197,909
Housing Development Finance Corp.	1,087,137	62,737,711
Unitech, Ltd.	27,649,406	61,342,417
Sun Pharmaceutical Industries, Ltd.	1,665,363	48,642,227
Bharti Airtel, Ltd.	5,563,480	48,262,023
Tata Power Co., Ltd.	1,750,014	47,663,398
Infosys Technologies, Ltd.	948,401	45,266,343
Kotak Mahindra Bank, Ltd.	2,787,941	44,909,421
Larsen & Toubro, Ltd.	1,019,599	35,621,401
Dabur India, Ltd.	10,030,888	29,560,172
Titan Industries, Ltd.	948,179	24,561,667
Sintex Industries, Ltd.	4,505,656	23,758,519
Sun TV Network, Ltd.	3,402,590	23,109,460
Glenmark Pharmaceuticals, Ltd.	4,529,022	22,326,978
Infosys Technologies, Ltd. ADR	219,611	10,648,937
ICICI Bank, Ltd. ADR	226,800	8,745,408
HDFC Bank, Ltd. ADR	63,900	7,563,843
Total India		610,917,834

SOUTH KOREA: 17.3%
LS Corp.	900,281	78,443,358
NHN Corp.(b)	419,802	61,601,302
POSCO	123,000	50,928,117
Amorepacific Corp.	65,152	46,647,337
Yuhan Corp.	275,544	44,495,480
Cheil Worldwide, Inc.	172,154	42,435,854
Hyundai Development Co.	1,168,242	42,240,746
Hyundai Mobis	300,000	42,066,392
MegaStudy Co., Ltd.	193,231	39,578,336
Samsung Securities Co., Ltd.	676,989	39,346,077
Hana Financial Group, Inc.	1,057,923	36,283,245
S1 Korea Corp.	427,918	18,778,160
Total South Korea		542,844,404

TAIWAN: 8.4%
Hon Hai Precision Industry Co., Ltd.	17,104,492	68,299,153
Taiwan Semiconductor Manufacturing Co., Ltd.	33,587,513	66,469,707
Synnex Technology International Corp.	26,039,200	55,275,005
Yuanta Financial Holding Co., Ltd.	56,000,000	41,269,993
President Chain Store Corp.	12,442,608	30,414,270
Total Taiwan		261,728,128

INDONESIA: 6.4%
PT Bank Central Asia	166,625,000	79,335,399
PT Telekomunikasi Indonesia	67,960,500	60,833,447
PT Astra International	14,665,230	50,299,619
PT Telekomunikasi Indonesia ADR	275,700	9,842,490
Total Indonesia		200,310,955

MALAYSIA: 4.1%
KNM Group BHD	172,000,000	36,797,266
Public Bank BHD	10,679,337	31,428,274
Top Glove Corp. BHD	12,587,980	25,796,717
Genting BHD	9,472,000	18,717,611
Genting Malaysia BHD	21,138,800	16,687,980
Total Malaysia		129,427,848

THAILAND: 4.1%
Bank of Ayudhya Public Co., Ltd. NVDR	80,968,600	46,333,049
Land & Houses Public Co., Ltd.	216,719,500	44,887,843
Land & Houses Public Co., Ltd. NVDR	122,450,000	24,435,808
Advanced Info Service Public Co., Ltd.	2,916,100	8,211,657
Central Pattana Public Co., Ltd.	5,069,500	3,522,835
Total Thailand		127,391,192

SINGAPORE: 3.2%
Hyflux, Ltd.	17,990,187	38,734,655
Parkway Holdings, Ltd.	26,194,540	38,266,436
Keppel Land, Ltd.	11,762,000	22,719,902
Total Singapore		99,720,993

PHILIPPINES: 1.3%
SM Prime Holdings, Inc.	180,519,117	39,894,431
Total Philippines		39,894,431

TOTAL INVESTMENTS: 98.1% (Cost $2,374,116,704(c))		3,069,065,163

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		60,115,129

NET ASSETS: 100.0%		$3,129,180,292

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $2,374,116,704 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$747,170,622
	Gross unrealized depreciation	(52,222,163)
	Net unrealized appreciation	$694,948,459

ADR	American Depositary Receipt
BHD	Berhad
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: 98.0%

CONSUMER DISCRETIONARY: 24.6%

Hotels, Restaurants & Leisure: 4.6%
Ctrip.com International, Ltd. ADR(b)	713,600	$41,952,544
Shangri-La Asia, Ltd.	13,897,600	26,136,244
Café de Coral Holdings, Ltd.	11,274,100	24,671,924
		92,760,712

Distributors: 4.5%
Li & Fung, Ltd.	12,995,200	52,065,572
China Resources Enterprise, Ltd.	13,592,000	39,400,202
		91,465,774

Multiline Retail: 4.0%
Golden Eagle Retail Group, Ltd.	31,096,000	52,188,465
Parkson Retail Group, Ltd.	20,066,000	29,554,399
		81,742,864

Textiles, Apparel & Luxury Goods: 3.9%
Li Ning Co., Ltd.	11,902,000	36,505,101
Ports Design, Ltd.	12,774,000	31,851,435
Glorious Sun Enterprises, Ltd.	33,994,000	10,712,142
		79,068,678

Automobiles: 3.4%
Dongfeng Motor Group Co., Ltd. H Shares	64,766,000	68,506,233

Diversified Consumer Services: 1.9%
New Oriental Education & Technology Group, Inc. ADR(b)	484,100	38,945,845

Specialty Retail: 1.4%
Belle International Holdings, Ltd.	28,430,000	29,048,728

Media: 0.9%
Television Broadcasts, Ltd.	2,542,000	10,926,783
AirMedia Group, Inc. ADR(b)	1,021,400	7,507,290
		18,434,073

Total Consumer Discretionary		499,972,907

FINANCIALS: 22.3%

Real Estate Management & Development: 7.7%
Swire Pacific, Ltd. A Shares	4,163,000	48,848,477
Hang Lung Group, Ltd.	8,399,000	41,866,844
China Vanke Co., Ltd. B Shares	29,906,484	37,502,192
China Resources Land, Ltd.	12,796,000	27,913,704
		156,131,217

Commercial Banks: 6.8%
BOC Hong Kong Holdings, Ltd.	23,489,500	51,298,261
China Merchants Bank Co., Ltd. H Shares	17,624,800	39,119,324
China Construction Bank Corp. H Shares	32,602,000	25,933,079
Bank of Communications Co., Ltd. H Shares	17,648,000	21,396,673
		137,747,337

Insurance: 5.4%
Ping An Insurance (Group) Co. of China, Ltd. H Shares	6,731,000	53,156,116
China Life Insurance Co., Ltd. H Shares	11,080,000	48,338,134
China Life Insurance Co., Ltd. ADR	136,300	8,956,273
		110,450,523

Diversified Financial Services: 2.4%
Hong Kong Exchanges and Clearing, Ltd.	2,648,500	47,782,878

Total Financials		452,111,955

INFORMATION TECHNOLOGY: 13.3%

Internet Software & Services: 5.9%
Tencent Holdings, Ltd.	3,158,600	51,263,554
NetEase.com, Inc. ADR(b)	799,200	36,507,456
Sina Corp.(b)	821,900	31,199,324
		118,970,334

Communications Equipment: 3.2%
ZTE Corp. H Shares	12,504,636	65,720,088

Computers & Peripherals: 3.2%
Lenovo Group, Ltd.	82,050,000	36,418,778
TPV Technology, Ltd.	45,168,000	27,874,025
		64,292,803

Software: 1.0%
Kingdee International Software Group Co., Ltd.†	120,330,000	20,281,079

Total Information Technology		269,264,304

INDUSTRIALS: 11.5%

Transportation Infrastructure: 3.6%
China Merchants Holdings International Co., Ltd.	12,568,581	41,442,733
Beijing Capital International Airport Co., Ltd. H Shares(b)	29,740,000	18,435,128
GZI Transport, Ltd.	36,765,000	13,590,605
		73,468,466

Machinery: 2.4%
China South Locomotive and Rolling Stock Corp., H Shares	47,499,000	27,537,205
Shanghai Zhenhua Port Machinery Co., Ltd. B Shares	19,826,135	15,544,364
China National Materials Co., Ltd. H Shares	5,718,000	4,871,471
		47,953,040

Electrical Equipment: 2.3%
China High Speed Transmission Equipment Group Co., Ltd.	23,313,000	47,625,550

Airlines: 1.2%
Air China, Ltd. H Shares(b)	42,251,900	24,205,085

Industrial Conglomerates: 1.0%
NWS Holdings, Ltd.	11,017,276	21,254,854

Construction & Engineering: 1.0%
China Railway Construction Corp., Ltd. H Shares	15,118,500	20,032,069

Total Industrials		234,539,064

CONSUMER STAPLES: 9.5%

Food Products: 5.2%
Tingyi (Cayman Islands) Holding Corp.	31,007,000	63,910,496
China Yurun Food Group, Ltd.	18,868,000	40,618,739
		104,529,235

Beverages: 1.8%
Tsingtao Brewery Co., Ltd. H Shares	9,707,000	36,547,490

Food & Staples Retailing: 1.5%
Lianhua Supermarket Holdings Co., Ltd. H Shares†	13,944,000	31,006,483

Household & Personal Products: 1.0%
Hengan International Group Co., Ltd.	3,505,000	21,157,157

Total Consumer Staples		193,240,365

ENERGY: 5.7%

Oil, Gas & Consumable Fuels: 4.6%
CNOOC, Ltd.	26,633,000	35,906,245
China Shenhua Energy Co., Ltd. H Shares	7,772,500	33,689,184
China Petroleum & Chemical Corp. (Sinopec) H Shares	28,676,000	24,345,419
		93,940,848

Energy Equipment & Services: 1.1%
China Oilfield Services, Ltd. H Shares	24,186,000	22,403,297

Total Energy		116,344,145

UTILITIES: 5.3%

Gas Utilities: 1.8%
Hong Kong & China Gas Co., Ltd.	14,865,594	37,465,563

Independent Power Producers & Energy Traders: 1.8%
Datang International Power Generation Co., Ltd. H Shares	30,990,000	16,122,929
Huaneng Power International, Inc. H Shares	20,674,000	13,761,022
Huaneng Power International, Inc. ADR	223,400	5,951,376
		35,835,327

Electric Utilities: 1.7%
Cheung Kong Infrastructure Holdings, Ltd.	9,829,500	35,064,317

Total Utilities		108,365,207

TELECOMMUNICATION SERVICES: 3.4%

Wireless Telecommunication Services: 2.1%
China Mobile, Ltd.	2,467,083	24,163,209
China Mobile, Ltd. ADR	355,900	17,478,249
		41,641,458

Diversified Telecommunication Services: 1.3%
China Communications Services Corp., Ltd. H Shares	49,476,000	26,968,453

Total Telecommunication Services		68,609,911

HEALTH CARE: 1.4%

Health Care Equipment & Supplies: 1.4%
Mindray Medical International, Ltd. ADR	844,468	27,563,436

Health Care Providers & Services: 0.0%
Sinopharm Group Co., Ltd. H Shares(b)	89,600	227,062

Total Health Care		27,790,498

MATERIALS: 1.0%

Construction Materials: 1.0%
China National Building Material Co., Ltd. H Shares	8,606,000	20,139,012

Total Materials		20,139,012

TOTAL INVESTMENTS: 98.0%		1,990,377,368
(Cost $1,615,062,613(c))

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		39,744,909

NET ASSETS: 100.0%		$2,030,122,277

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $1,615,062,613 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$435,652,900
	Gross unrealized depreciation	(60,338,145)
	Net unrealized appreciation	$375,314,755

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.2%

FINANCIALS: 27.2%

Commercial Banks: 13.6%
HDFC Bank, Ltd. ADR	150,727	$17,841,555
Corporation Bank	1,719,331	15,048,146
Oriental Bank of Commerce	2,946,834	14,533,026
Axis Bank, Ltd.	575,032	11,719,170
HDFC Bank, Ltd.	338,033	11,551,343
Allahabad Bank	3,550,000	8,786,792
ICICI Bank, Ltd. ADR	143,283	5,524,992
ICICI Bank, Ltd.	50,000	937,961
		85,942,985

Real Estate Management & Development: 4.3%
Unitech, Ltd.	7,953,178	17,644,761
Ascendas India Trust	15,112,000	9,290,232
		26,934,993

Diversified Financial Services: 4.1%
Kotak Mahindra Bank, Ltd.	1,075,000	17,316,589
SREI Infrastructure Finance, Ltd.	3,625,000	5,830,636
Infrastructure Development Finance Co., Ltd.	825,000	2,493,691
		25,640,916

Thrifts & Mortgage Finance: 2.0%
Housing Development Finance Corp.	222,000	12,811,423

Consumer Finance: 1.9%
Shriram Transport Finance Co., Ltd.	1,497,977	11,800,999

Capital Markets: 1.3%
HSBC InvestDirect India, Ltd.(b)	1,439,981	8,062,118

Total Financials		171,193,434

INDUSTRIALS: 19.4%

Machinery: 7.5%
Jain Irrigation Systems, Ltd.	1,166,127	19,060,708
Ashok Leyland, Ltd.	18,511,277	16,208,516
Thermax, Ltd.	1,043,128	11,792,936
		47,062,160

Electrical Equipment: 2.8%
Crompton Greaves, Ltd.	2,730,000	17,720,978

Construction & Engineering: 2.7%
Larsen & Toubro, Ltd.	481,660	16,827,600

Building Products: 2.7%
Sintex Industries, Ltd.	3,183,251	16,785,420

Road & Rail: 2.4%
Container Corp. of India, Ltd.	615,386	15,257,003

Industrial Conglomerates: 1.3%
MAX India, Ltd.(b)	2,238,102	8,552,250

Total Industrials		122,205,411

CONSUMER DISCRETIONARY: 10.9%

Media: 4.9%
Sun TV Network, Ltd.	1,825,127	12,395,763
HT Media, Ltd.	3,154,470	8,674,195
Jagran Prakashan, Ltd.	2,490,502	5,424,583
Dish TV India, Ltd.(b)	4,737,097	4,390,366
		30,884,907

Auto Components: 3.8%
Exide Industries, Ltd.	6,441,741	12,255,275
Bharat Forge, Ltd.	1,947,459	11,162,094
		23,417,369

Hotels, Restaurants & Leisure: 1.3%
Indian Hotels Co., Ltd.	5,174,840	8,299,409

Textiles, Apparel & Luxury Goods: 0.9%
Titan Industries, Ltd.	221,913	5,748,443

Total Consumer Discretionary		68,350,128

INFORMATION TECHNOLOGY: 10.3%

IT Services: 7.8%
Infosys Technologies, Ltd.	298,281	14,236,689
HCL-Infosystems, Ltd.	4,119,485	12,812,017
Infosys Technologies, Ltd. ADR	188,179	9,124,800
Rolta India, Ltd.	2,126,395	7,796,051
CMC, Ltd.	233,536	5,409,142
		49,378,699

Internet Software & Services: 1.4%
Info Edge India, Ltd.	626,727	8,707,069

Software: 1.1%
Financial Technologies India, Ltd.	240,752	6,881,621

Total Information Technology		64,967,389

HEALTH CARE: 6.8%

Pharmaceuticals: 6.8%
Sun Pharmaceutical Industries, Ltd.	710,460	20,751,245
Cipla, Ltd.	1,953,275	11,333,715
Glenmark Pharmaceuticals, Ltd.	2,228,091	10,983,947

Total Health Care		43,068,907

UTILITIES: 4.9%

Gas Utilities: 2.7%
Gail India, Ltd.	2,264,751	16,854,049

Electric Utilities: 2.2%
CESC, Ltd.	1,750,920	14,108,351

Total Utilities		30,962,400

ENERGY: 4.9%

Oil, Gas & Consumable Fuels: 4.9%
Reliance Industries, Ltd.(b)	447,871	20,393,394
Chennai Petroleum Corp., Ltd.(b)	1,889,744	10,291,580

Total Energy		30,684,974

CONSUMER STAPLES: 4.5%

Personal Products: 4.5%
Dabur India, Ltd.	6,939,715	20,450,749
Marico, Ltd.	4,199,720	7,788,511

Total Consumer Staples		28,239,260

TELECOMMUNICATION SERVICES: 3.0%

Wireless Telecommunication Services: 3.0%
Bharti Airtel, Ltd.	2,194,382	19,035,804

Total Telecommunication Services		19,035,804

MATERIALS: 2.3%

Chemicals: 2.3%
Asian Paints, Ltd.	497,500	14,508,881

Total Materials		14,508,881

TOTAL COMMON EQUITIES (Cost $511,588,901)		593,216,588

	Face Amount
INTERNATIONAL BONDS: 3.8%

CONSUMER STAPLES: 0.9%

Beverages: 0.9%
Radico Khaitan, Ltd., Cnv.
3.500%, 07/27/11	$6,000,000	5,670,000

Total Consumer Staples		5,670,000

HEALTH CARE: 0.8%

Pharmaceuticals: 0.8%
Aurobindo Pharma, Ltd., Cnv.
0.000%, 08/11/10	2,000,000	2,670,000
Aurobindo Pharma, Ltd., Cnv.
0.000%, 05/17/11	2,150,000	2,590,750

Total Health Care		5,260,750

CONSUMER DISCRETIONARY: 0.8%

Diversified Consumer Services: 0.8%
Educomp Solutions, Ltd., Cnv.
0.000%, 07/26/12	3,850,000	5,250,438

Total Consumer Discretionary		5,250,438

TELECOMMUNICATION SERVICES: 0.8%

Wireless Telecommunication Services: 0.8%
Reliance Communications, Ltd., Cnv.
0.000%, 03/01/12	4,500,000	4,792,500

Total Telecommunication Services		4,792,500

INFORMATION TECHNOLOGY: 0.5%

Software: 0.5%
Financial Technologies India, Ltd., Cnv.
0.000%, 12/21/11	2,500,000	2,943,750

Total Information Technology		2,943,750

TOTAL INTERNATIONAL BONDS (Cost $21,903,444)		23,917,438

TOTAL INVESTMENTS: 98.0% (Cost $533,492,345(c))		617,134,026

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		12,412,717

NET ASSETS: 100.0%		$629,546,743

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $533,492,345 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$129,235,429
	Gross unrealized depreciation	(45,593,748)
	Net unrealized appreciation	$83,641,681

ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments.

Matthews Japan Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: JAPAN: 97.8%

INDUSTRIALS: 24.8%

Machinery: 14.9%
The Japan Steel Works, Ltd.	410,000	$4,697,323
Komatsu, Ltd.	157,600	2,941,034
Fanuc, Ltd.	19,200	1,714,771
Mitsubishi Heavy Industries, Ltd.	437,000	1,649,372
Toshiba Machine Co., Ltd.	413,000	1,517,352
Aichi Corp.	246,100	1,244,273
Kubota Corp.	141,000	1,168,151
Nabtesco Corp.	92,000	1,093,930
		16,026,206

Construction & Engineering: 6.1%
Toshiba Plant Systems & Services Corp.	250,000	3,326,985
Daimei Telecom Engineering Corp.	329,000	3,252,324
		6,579,309

Trading Companies & Distributors: 3.3%
ITOCHU Corp.	321,000	2,116,592
Sumitomo Corp.	144,100	1,478,424
		3,595,016

Electrical Equipment: 0.5%
Sumitomo Electric Industries, Ltd.	40,700	531,448

Total Industrials		26,731,979

FINANCIALS: 22.6%

Real Estate Investment Trusts: 13.1%
BLife Investment Corp., REIT	457	2,341,840
Advance Residence Investment Corp., REIT	420	1,653,730
United Urban Investment Corp., REIT	264	1,539,815
Premier Investment Corp., REIT	342	1,417,503
Starts Proceed Investment Corp., REIT	1,208	1,330,447
LaSalle Japan REIT, Inc.	771	1,101,733
Nippon Commercial Investment Corp., REIT	580	1,081,309
Japan Hotel and Resort, Inc., REIT	702	1,008,344
Nippon Residential Investment Corp., REIT	384	985,445
Crescendo Investment Corp., REIT	418	638,757
Japan Single-Residence REIT, Inc.	478	529,650
Prospect REIT Investment Corp.	427	452,263
		14,080,836

Capital Markets: 3.3%
Nomura Holdings, Inc.	310,600	1,903,937
Monex Group, Inc.	2,923	1,052,606
Jafco Co., Ltd.	18,300	556,722
		3,513,265

Consumer Finance: 3.0%
ORIX Corp.	53,220	3,232,439

Diversified Financial Services: 2.1%
Japan Securities Finance Co., Ltd.	306,700	2,271,742

Real Estate Management & Development: 1.1%
Goldcrest Co., Ltd.	41,160	1,241,040

Total Financials		24,339,322

INFORMATION TECHNOLOGY: 19.2%

Electronic Equipment & Instruments: 8.5%
Nidec Corp.	65,700	5,318,800
Kyocera Corp.	15,300	1,413,345
Hamamatsu Photonics, K.K.	51,700	1,234,933
Keyence Corp.	5,397	1,149,844
		9,116,922

Computers & Peripherals: 6.7%
Toshiba Corp.	972,000	5,087,687
Wacom Co., Ltd.	916	2,177,718
		7,265,405

Internet Software & Services: 2.3%
So-net Entertainment Corp.	1,235	2,536,024

Software: 1.7%
NSD Co., Ltd.	167,200	1,797,733

Total Information Technology		20,716,084

CONSUMER DISCRETIONARY: 10.2%

Automobiles: 4.5%
Fuji Heavy Industries, Ltd.	675,000	2,615,204
Nissan Motor Co., Ltd.	331,300	2,232,580
		4,847,784

Diversified Consumer Services: 1.6%
Benesse Corp.	35,100	1,718,024

Household Durables: 1.5%
Panasonic Corp.	68,000	995,116
Rinnai Corp.	13,500	636,016
		1,631,132

Hotels, Restaurants & Leisure: 1.3%
WATAMI Co., Ltd.	67,800	1,424,255

Media: 1.3%
Toei Co., Ltd.	240,000	1,349,757

Total Consumer Discretionary		10,970,952

TELECOMMUNICATION SERVICES: 7.9%

Wireless Telecommunication Services: 7.9%
Softbank Corp.	240,200	5,264,857
NTT DoCoMo, Inc.	2,031	3,234,932

Total Telecommunication Services		8,499,789

HEALTH CARE: 5.7%

Health Care Equipment & Supplies: 3.0%
Sysmex Corp.	74,700	3,221,808

Pharmaceuticals: 2.7%
Tsumura & Co.	80,400	2,899,255

Total Health Care		6,121,063

CONSUMER STAPLES: 4.2%

Household Products: 3.0%
Pigeon Corp.	80,000	3,176,675

Food Products: 1.2%
Unicharm Petcare Corp.	36,000	1,340,718

Total Consumer Staples		4,517,393

MATERIALS: 3.2%

Chemicals: 2.2%
JSR Corp.	114,600	2,341,144

Metals & Mining: 1.0%
Tokyo Steel Manufacturing Co., Ltd.	86,400	1,056,878

Total Materials		3,398,022

TOTAL INVESTMENTS: 97.8%		105,294,604
(Cost $89,719,538(b))

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%		2,417,139

NET ASSETS: 100.0%		$107,711,743

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost of investments is $89,719,538 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$17,742,113
	Gross unrealized depreciation	(2,167,047)
	Net unrealized appreciation	$15,575,066

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Korea Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 96.8%

FINANCIALS: 21.8%

Commercial Banks: 12.0%
Shinhan Financial Group Co., Ltd.(b)	115,048	$4,585,149
KB Financial Group, Inc.(b)	75,059	3,851,574
Hana Financial Group, Inc.	104,832	3,595,389
KB Financial Group, Inc. ADR(b)	26,553	1,366,683
Korea Exchange Bank	113,630	1,329,193
Daegu Bank	84,810	1,212,045
		15,940,033

Insurance: 5.4%
Samsung Fire & Marine Insurance Co., Ltd.	16,246	3,316,239
Dongbu Insurance Co., Ltd.	90,750	2,770,203
Hyundai Marine & Fire Insurance Co., Ltd.	59,310	1,089,914
		7,176,356

Capital Markets: 4.4%
Kiwoom Securities Co., Ltd.	80,061	3,034,702
Samsung Securities Co., Ltd.	47,562	2,764,267
		5,798,969

Total Financials		28,915,358

CONSUMER DISCRETIONARY: 20.4%

Household Durables: 4.3%
LG Electronics, Inc.	34,750	3,689,694
Samsung Digital Imaging Co., Ltd.(b)	46,881	1,960,872
		5,650,566

Auto Components: 3.9%
Hyundai Mobis	25,790	3,616,308
Hankook Tire Co., Ltd.	75,300	1,494,856
		5,111,164

Automobiles: 3.8%
Hyundai Motor Co.	53,143	5,016,555

Media: 2.3%
Cheil Worldwide, Inc.	12,291	3,029,724

Multiline Retail: 2.3%
Hyundai Department Store Co., Ltd.	32,150	2,992,705

Hotels, Restaurants & Leisure: 1.6%
Modetour Network, Inc.	145,057	2,197,699

Diversified Consumer Services: 1.2%
MegaStudy Co., Ltd.	7,875	1,612,989

Textiles, Apparels & Luxury Goods: 1.0%
LG Fashion Corp.	59,960	1,352,034

Total Consumer Discretionary		26,963,436

INFORMATION TECHNOLOGY: 17.5%

Semiconductors & Semiconductor Equipment: 11.0%
Samsung Electronics Co., Ltd.	21,085	14,556,865

Electronic Equipment & Instruments: 3.7%
LG Display Co., Ltd. ADR	146,300	2,096,479
Samsung SDI Co., Ltd.	12,263	1,546,998
SFA Engineering Corp.	34,918	1,210,013
		4,853,490

Internet Software & Services: 2.8%
NHN Corp.(b)	25,516	3,744,191

Total Information Technology		23,154,546

INDUSTRIALS: 10.8%

Industrial Conglomerates: 3.5%
Samsung Techwin Co., Ltd.	30,354	2,396,958
Doosan Corp.	16,619	1,251,131
Orion Corp.	5,321	1,014,587
		4,662,676

Construction & Engineering: 2.4%
Hyundai Development Co.	53,555	1,936,417
HanmiParsons Co., Ltd.(b)	92,030	1,265,339
		3,201,756

Commercial Services & Supplies: 2.1%
S1 Korea Corp.	31,937	1,401,479
Korea Plant Service & Engineering Co., Ltd.	50,210	1,377,625
		2,779,104

Machinery: 1.6%
JVM Co., Ltd.(b)	81,877	2,148,827

Electrical Equipment: 1.2%
LS Corp.	17,367	1,513,223

Total Industrials		14,305,586

CONSUMER STAPLES: 8.5%

Food & Staples Retailing: 4.0%
Shinsegae Food Co., Ltd.	47,133	2,763,865
Shinsegae Co., Ltd.	5,000	2,517,605
		5,281,470

Personal Products: 1.8%
Amorepacific Corp.	3,425	2,452,221

Household Products: 1.7%
LG Household & Health Care, Ltd.	9,966	2,231,615

Tobacco: 1.0%
KT&G Corp.	21,750	1,317,698

Total Consumer Staples		11,283,004

MATERIALS: 7.5%

Metals & Mining: 4.8%
POSCO ADR	37,800	3,928,932
POSCO	4,053	1,678,144
Korea Zinc Co., Ltd.	4,665	691,507
		6,298,583

Chemicals: 2.7%
LG Chem, Ltd.	19,566	3,626,245

Total Materials		9,924,828

HEALTH CARE: 4.4%

Pharmaceuticals: 4.4%
Yuhan Corp.	16,794	2,711,934
Dong-A Pharmaceutical Co., Ltd.	18,177	1,513,202
Hanmi Pharmaceutical Co., Ltd.	9,831	999,373
LG Life Sciences, Ltd.(b)	10,074	621,844

Total Health Care		5,846,353

TELECOMMUNICATION SERVICES: 4.4%

Wireless Telecommunication Services: 2.9%
SK Telecom Co., Ltd. ADR	119,700	2,088,765
SK Telecom Co., Ltd.	11,755	1,824,962
		3,913,727

Diversified Telecommunication Services: 1.5%
KT Corp.	40,734	1,402,379
KT Corp. ADR	30,500	530,090
		1,932,469

Total Telecommunication Services		5,846,196

ENERGY: 1.5%

Oil, Gas & Consumable Fuels: 1.5%
SK Energy Co., Ltd.	18,670	1,988,046

Total Energy		1,988,046

TOTAL COMMON EQUITIES (Cost $97,243,778)		128,227,353

PREFERRED EQUITIES: SOUTH KOREA: 1.7%

FINANCIALS: 1.0%

Insurance: 1.0%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	15,311	1,316,338

Total Financials		1,316,338

INFORMATION TECHNOLOGY: 0.7%

Semiconductors & Semiconductor Equipment: 0.7%
Samsung Electronics Co., Ltd., Pfd.	2,325	970,811

Total Information Technology		970,811

TOTAL PREFERRED EQUITIES		2,287,149
(Cost $1,748,699)

TOTAL INVESTMENTS: 98.5%		130,514,502
(Cost $98,992,477(c))

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		1,900,503

NET ASSETS: 100.0%		$132,415,005

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $98,992,477 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$35,815,611
	Gross unrealized depreciation	(4,293,586)
	Net unrealized appreciation	$31,522,025

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.1%

CHINA/HONG KONG: 31.2%
Zhuzhou CSR Times Electric Co., Ltd. H Shares	901,000	$1,563,426
Vinda International Holdings, Ltd.	1,984,000	1,259,321
Uni-President China Holdings, Ltd.	2,005,000	1,173,145
Yip’s Chemical Holdings, Ltd.	1,764,000	1,033,653
Golden Eagle Retail Group, Ltd.	613,000	1,028,799
Dalian Port PDA Co., Ltd. H Shares	2,432,000	999,489
Xinyu Hengdeli Holdings, Ltd.	3,436,000	946,710
Towngas China Co., Ltd.	2,448,000	853,675
Xinyi Glass Holdings Co., Ltd.	1,206,000	844,375
Wasion Group Holdings, Ltd.	960,000	844,219
AAC Acoustic Technologies Holdings, Inc.	754,000	823,256
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	232,000	765,343
Kingdee International Software Group Co., Ltd.	4,430,000	746,656
Minth Group, Ltd.	756,000	677,558
Xingda International Holdings, Ltd.	1,469,000	604,908
KWG Property Holding, Ltd.	900,000	579,231
Sino-Ocean Land Holdings, Ltd.	640,000	576,961
China Green Holdings, Ltd.	681,000	576,888
Times, Ltd.	1,001,000	550,223
Mindray Medical International, Ltd. ADR	11,000	359,040
New Oriental Education & Technology Group, Inc. ADR(b)	3,550	285,598
Total China/Hong Kong		17,092,474

INDIA: 19.2%
Sintex Industries, Ltd.	224,280	1,182,638
Exide Industries, Ltd.	495,196	942,100
Thermax, Ltd.	76,674	866,827
Sun TV Network, Ltd.	117,482	797,906
Federal Bank, Ltd.	153,200	796,974
Ipca Laboratories, Ltd.	45,306	758,740
CRISIL, Ltd.	7,683	653,494
ICSA India, Ltd.	145,118	627,366
India Infoline, Ltd.	197,938	608,648
Dabur India, Ltd.	203,265	599,005
Asian Paints, Ltd.	19,749	575,951
Unitech, Ltd.	255,452	566,741
Container Corp. of India, Ltd.	22,255	551,759
Sanghvi Movers, Ltd.	138,198	502,772
Jain Irrigation Systems, Ltd.	18,801	307,308
Godrej Consumer Products, Ltd.	42,686	215,397
Total India		10,553,626

TAIWAN: 15.8%
St. Shine Optical Co., Ltd.	303,492	1,546,003
Synnex Technology International Corp.	727,800	1,544,946
Richtek Technology Corp.	128,000	1,099,419
Chroma ATE, Inc.	525,175	1,021,865
Shin Zu Shing Co., Ltd.	164,480	914,193
TXC Corp.	684,900	903,785
Everlight Electronic Co., Ltd.	265,000	862,695
Formosa International Hotels Corp.	63,700	799,312
Total Taiwan		8,692,218

SOUTH KOREA: 14.6%
Dongbu Insurance Co., Ltd.	33,170	1,012,536
Korea Plant Service & Engineering Co., Ltd.	35,690	979,236
YES24 Co., Ltd.	123,020	754,697
Sung Kwang Bend Co., Ltd.	40,265	748,319
MegaStudy Co., Ltd.	3,527	722,414
Korea Zinc Co., Ltd.	4,791	710,184
POSCO Refractories & Environment Co., Ltd.	19,880	698,251
Kiwoom Securities Co., Ltd.	18,185	689,300
Cheil Worldwide, Inc.	2,529	623,397
Samsung Digital Imaging Co., Ltd.(b)	13,400	560,476
Modetour Network, Inc.	34,506	522,786
Total South Korea		8,021,596

SINGAPORE: 11.7%
Singapore Airport Terminal Services, Ltd.	795,000	1,271,525
Ascendas India Trust	1,560,000	959,023
Keppel Land, Ltd.	460,000	888,553
Tat Hong Holdings, Ltd.	1,194,000	884,758
CSE Global, Ltd.	1,564,000	879,323
CapitaRetail China Trust, REIT	994,000	857,432
Armstrong Industrial Corp., Ltd.	3,610,000	661,712
Total Singapore		6,402,326

MALAYSIA: 3.6%
Dialog Group BHD	1,937,000	685,216
CB Industrial Product Holding BHD	593,000	555,840
KNM Group BHD	3,479,900	744,481
Total Malaysia		1,985,537

INDONESIA: 2.0%
PT Jasa Marga	3,113,000	598,342
PT Bisi International(b)	2,372,000	507,390
Total Indonesia		1,105,732

TOTAL INVESTMENTS: 98.1% (Cost $43,896,393(c))		53,853,509

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		1,029,855

NET ASSETS: 100.0%		$54,883,364

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $43,896,393 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$10,260,545
	Gross unrealized depreciation	(303,429)
	Net unrealized appreciation	$9,957,116

ADR	American Depositary Receipt
BHD	Berhad
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asian Technology Fund	September 30, 2009

Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.8%

CHINA/HONG KONG: 27.4%
Baidu, Inc. ADR(b)	15,300	$5,983,065
ZTE Corp. H Shares	559,080	2,938,333
Tencent Holdings, Ltd.	147,200	2,389,032
New Oriental Education & Technology Group, Inc. ADR(b)	28,400	2,284,780
Ctrip.com International, Ltd. ADR(b)	38,100	2,239,899
Mindray Medical International, Ltd. ADR	66,200	2,160,768
ASM Pacific Technology, Ltd.	263,200	1,860,098
China Mobile, Ltd. ADR	37,400	1,836,714
Perfect World Co., Ltd. ADR(b)	37,024	1,780,854
Sohu.com, Inc.(b)	25,700	1,767,646
NetEase.com, Inc. ADR(b)	34,400	1,571,392
Lenovo Group, Ltd.	3,256,000	1,445,211
Kingdee International Software Group Co., Ltd.	7,478,000	1,260,383
Shanda Games, Ltd. ADR(b)	100,800	1,179,360
AAC Acoustic Technologies Holdings, Inc.	972,000	1,061,280
China Communications Services Corp., Ltd. H Shares	1,792,000	976,786
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	8,000	26,391
Total China/Hong Kong		32,761,992

JAPAN: 22.4%
Toshiba Corp.	621,000	3,250,466
Canon, Inc.	78,100	3,129,189
Sony Corp.	102,200	2,994,771
Softbank Corp.	92,700	2,031,858
Fanuc, Ltd.	22,100	1,973,773
Tokyo Electron, Ltd.	28,100	1,786,854
Shinko Electric Industries Co., Ltd.	98,500	1,746,673
JSR Corp.	84,700	1,730,322
Nikon Corp.	79,000	1,438,870
Hamamatsu Photonics, K.K.	53,300	1,273,152
Rakuten, Inc.	1,899	1,264,106
Wacom Co., Ltd.	482	1,145,917
Keyence Corp.	5,180	1,103,611
Asahi Glass Co., Ltd.	126,000	1,015,538
Murata Manufacturing Co., Ltd.	19,200	906,537
Total Japan		26,791,637

TAIWAN: 20.2%
Hon Hai Precision Industry Co., Ltd.	988,333	3,946,467
Taiwan Semiconductor Manufacturing Co., Ltd.	1,824,933	3,611,543
MediaTek, Inc.	177,156	2,944,512
Richtek Technology Corp.	318,150	2,732,658
Synnex Technology International Corp.	1,202,300	2,552,196
Wistron Corp.	840,184	1,558,857
Epistar Corp.	406,000	1,474,615
Acer, Inc.	482,780	1,227,316
WPG Holdings Co., Ltd.	864,000	1,218,871
Shin Zu Shing Co., Ltd.	198,668	1,104,213
Chunghwa Telecom Co., Ltd.	596,038	1,075,440
Quanta Computer, Inc.	308,050	644,757
Total Taiwan		24,091,445

SOUTH KOREA: 16.3%
Samsung Electronics Co., Ltd.	7,304	5,042,606
NHN Corp.(b)	20,008	2,935,953
JVM Co., Ltd.(b)	77,975	2,046,421
LG Display Co., Ltd. ADR	131,600	1,885,828
Samsung Digital Imaging Co., Ltd.(b)	41,237	1,724,802
SK Telecom Co., Ltd. ADR	97,300	1,697,885
Samsung SDI Co., Ltd.	13,109	1,653,722
Hynix Semiconductor, Inc.(b)	76,908	1,288,250
MegaStudy Co., Ltd.	5,916	1,211,738
Total South Korea		19,487,205

INDIA: 5.6%
Infosys Technologies, Ltd.	54,168	2,585,391
Bharti Airtel, Ltd.	178,418	1,547,739
India Infoline, Ltd.	428,698	1,318,222
Exide Industries, Ltd.	628,792	1,196,263
Total India		6,647,615

INDONESIA: 1.9%
PT Telekomunikasi Indonesia ADR	63,000	2,249,100
Total Indonesia		2,249,100

UNITED STATES: 1.6%
Cognizant Technology Solutions Corp., Class A(b)	48,300	1,867,278
Total United States		1,867,278

PHILIPPINES: 1.4%
Globe Telecom, Inc.	82,850	1,709,170
Total Philippines		1,709,170

TOTAL COMMON EQUITIES (Cost $91,203,317)		115,605,442

PREFERRED EQUITIES: 1.7%

SOUTH KOREA: 1.7%
LG Electronics, Inc., Pfd.	44,189	1,975,294
Total South Korea		1,975,294

TOTAL PREFERRED EQUITIES (Cost $2,044,083)		1,975,294

TOTAL INVESTMENTS: 98.5% (Cost $93,247,400(c))		117,580,736

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		1,816,668

NET ASSETS: 100.0%		$119,397,404

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $93,247,400 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$29,040,035
	Gross unrealized depreciation	(4,706,699)
	Net unrealized appreciation	$24,333,336

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

A. SECURITY VALUATION: Matthews Asia Funds’ (each a “Fund”, collectively the “Funds”) equity securities are valued based on market quotations, or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board. The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the New York Stock Exchange (“NYSE”). Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of equity securities.

Market values for equity securities are determined based on quotations from the principal (or most advantageous) market on which the security is traded. Market quotations used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or by securities dealers in accordance with procedures established by the Board.

Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. If the Funds believe that such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Funds may be determined using the services of third-party pricing services retained by the Funds or by the Valuation Committee, in either case subject to the Board’s oversight.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B. FAIR VALUE MEASUREMENTS:  Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2009, Level 3 Securities consist of convertible bonds that trade in over-the-counter markets. As described in Note A, these securities are valued using indicative bid and ask quotations from bond dealers and market makers, or on their fair value as determined under the direction of the Board. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 Securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of September 30, 2009 is as follows:

	MATTHEWS ASIAN	MATTHEWS ASIA
	GROWTH AND	PACIFIC EQUITY	MATTHEWS ASIA	MATTHEWS PACIFIC
	INCOME FUND	INCOME FUND	PACIFIC FUND	TIGER FUND
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	16,030,429	—	11,293,027	225,904,476
India	—	—	1,065,330	26,958,188
Indonesia	33,493,740	3,316,530	—	9,842,490
South Korea	22,104,491	3,948,935	—	—
Taiwan	34,454,025	4,598,962	—	—
United Kingdom	60,030,138	3,939,429	—	—

Level 2: Other Significant Observable Inputs
Common Equities:
Australia	32,423,679	13,304,411	14,969,046	—
China/Hong Kong	475,606,389	42,420,269	42,082,196	830,924,902
India	3,464,400	1,181,694	13,579,025	583,959,646
Indonesia	—	7,746,017	14,329,725	190,468,465
Japan	211,015,333	36,608,181	66,618,069	—
Malaysia	—	12,266,388	2,543,062	129,427,848
New Zealand	—	—	907,894	—
Philippines	28,232,554	7,190,684	1,596,660	39,894,431
Singapore	236,928,061	11,994,384	6,076,198	99,720,993
South Korea	101,800,283	14,706,786	11,016,188	542,844,404
Taiwan	125,389,661	19,396,180	11,063,881	261,728,128
Thailand	62,161,848	19,588,929	6,034,146	127,391,192
United Kingdom	—	2,932,573	—	—
Preferred Equities:
South Korea	70,188,382		3,229,100
Level 3: Significant Unobservable Inputs				—
International Dollar Bonds	645,520,967	8,054,402	—	—
Total Market Value of Investments	$2,158,844,380	$213,194,754	$206,403,547	$3,069,065,163

	MATTHEWS	MATTHEWS	MATTHEWS	MATTHEWS
	CHINA FUND	INDIA FUND	JAPAN FUND	KOREA FUND
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	88,405,679	—	—	—
Financials	8,956,273	23,366,547	—	1,366,683
Health Care	27,790,498	—	—	—
Industrials	—	—	—	1,265,339
Information Technology	67,706,780	9,124,800	—	2,096,479
Materials	—	—	—	3,928,932
Telecommunication Services	17,478,249	—	—	2,618,855
Utilities	5,951,376	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	411,567,228	68,350,128	10,970,952	26,963,436
Consumer Staples	193,240,365	28,239,260	4,517,393	11,283,004
Energy	116,344,145	30,684,974	—	1,988,046
Financials	443,155,682	147,826,887	24,339,322	27,548,675
Health Care	—	43,068,907	6,121,063	5,846,353
Industrials	234,539,064	122,205,411	26,731,979	13,040,247
Information Technology	201,557,524	55,842,589	20,716,084	21,058,067
Materials	20,139,012	14,508,881	3,398,022	5,995,896
Telecommunication Services	51,131,662	19,035,804	8,499,789	3,227,341
Utilities	102,413,831	30,962,400	—	—
Preferred Equities:
Financials				1,316,338
Information Technology				970,811
Level 3: Significant Unobservable Inputs
International Dollar Bonds	—	23,917,438	—	—
Total Market Value of Investments	$1,990,377,368	$617,134,026	$105,294,604	$130,514,502

	MATTHEWS	MATTHEWS
	ASIA SMALL	ASIAN
	COMPANIES FUND	TECHNOLOGY FUND
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	1,194,861	20,804,478
Indonesia	—	2,249,100
South Korea	—	3,583,713
United States		1,867,278
Preferred Equities:
South Korea		1,975,294
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	15,897,613	11,957,514
Japan	—	26,791,637
India	10,553,626	6,647,615
Indonesia	1,105,732	—
Malaysia	1,985,537	—
Philippines	—	1,709,170
Singapore	6,402,326	—
South Korea	8,021,596	15,903,492
Taiwan	8,692,218	24,091,445

Total Market Value of Investments	$53,853,509	$117,580,736

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

MATTHEWS ASIAN GROWTH AND INCOME FUND

International Bonds
Balance as of 12/31/08 (market value)	$368,908,419
Accrued discounts/premiums	14,545,985
Realized gain/(loss)	(9,292,385)
Change in unrealized appreciation/(depreciation)	115,285,791
Net purchases/(sales)	156,073,157
Transfers in and/or out of Level 3	—
Balance as of 09/30/09 (market value)	$645,520,967

MATTHEWS ASIAN PACIFIC EQUITY FUND

International Bonds
Balance as of 12/31/08 (market value)	$2,803,227
Accrued discounts/premiums	125,078
Realized gain/(loss)	136,018
Change in unrealized appreciation/(depreciation)	620,153
Net purchases/(sales)	4,369,926
Transfers in and/or out of Level 3	—
Balance as of 09/30/09 (market value)	$8,054,402

MATTHEWS INDIA FUND

International Bonds
Balance as of 12/31/08 (market value)	$15,405,773
Accrued discounts/premiums	1,797,916
Realized gain/(loss)	509,468
Change in unrealized appreciation/(depreciation)	5,179,881
Net purchases/(sales)	1,024,400
Transfers in and/or out of Level 3	—
Balance as of 09/30/09 (market value)	$23,917,438

C. TAX INFORMATION: Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.  Post-October losses at fiscal year end December 31, 2008 were as follows:

	POST OCTOBER CAPITAL LOSSES	POST OCTOBER CURRENCY LOSSES
Matthews Asian Growth and Income Fund	$27,273,299	—
Matthews Asia Pacific Equity Income Fund	3,795,549	—
Matthews Asia Pacific Fund	19,533,406	—
Matthews Pacific Tiger Fund	172,123,650	—
Matthews China Fund	15,795,511	—
Matthews India Fund	44,921,286	—
Matthews Japan Fund	16,453,559	—
Matthews Korea Fund	834,632	—
Matthews Asia Small Companies Fund	47,978	$963
Matthews Asian Technology Fund	5,094,779	—

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2008, which expire in the year indicated, which are available to offset future capital gains, if any:

	2009	2010	2016	Total
Matthews Asia Pacific Equity Income Fund	$—	$—	$1,466,788	$1,466,788
Matthews Asia Pacific Fund	—	—	24,090,517	24,090,517
Matthews Japan Fund	—	—	36,495,378	36,495,378
Matthews Asia Small Companies Fund	—	—	7,715	7,715
Matthews Asian Technology Fund	5,967,059	3,461,198	17,493,413	26,921,670

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www. Sec.gov.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	11/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	11/20/09

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	11/20/09

* Print the name and title of each signing officer under his or her signature.